NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018	May 31, 2017
Chief Executive Officer [Member] | Binder Funding Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Loans		$ 440,579	$ 145,850
Interest Rate		10.00%	10.00%
Accrued interest		$ 7,364	$ 1,910
Beneficial conversion feature		385,637	35,023
Principal payments		$ 237,794	$ 61,000
(in Dollars per share)		$ 0.3125	$ 0.25
Chief Executive Officer [Member] | Binder Funding Notes [Member] | Accrued Interest [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred		$ 5,188	$ 813
Chief Executive Officer [Member] | Binder Funding Notes [Member] | Principal [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred		280,198	59,750
Chief Executive Officer [Member] | Binder Funding Notes [Member] | Additional Loan [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Loans			49,700
Director [Member] | Newcan Funding Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Loans	$ 0	$ 290,000	791,658
Interest Rate	10.00%	10.00%
Transferred	$ 75,000	$ 836,658
Accrued interest	$ 1,377	16,681	13,434
Beneficial conversion feature		$ 210,120	$ 6,120
(in Dollars per share)	$ 0.3125	$ 0.3125	$ 0.25
Director [Member] | Koretsky Funding Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Loans			$ 550,000
Interest Rate		10.00%	10.00%
Director [Member] | Koretsky Funding Notes [Member] | Accrued Interest [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			$ 1,346
Director [Member] | Koretsky Funding Notes [Member] | Principal [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			210,000
Director [Member] | Koretsky Funding Notes [Member] | Interest Transferred to Newcan Funding Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			4,046
Director [Member] | Koretsky Funding Notes [Member] | Principal Transferred to Newcan Funding Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			410,000
Director [Member] | Newcan Convertible Note 6 [Member] | Newcan Funding Notes [Member] | Principal [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred		$ 836,658	460,000
Director [Member] | Accrued Interest [Member] | Newcan Funding Notes [Member] | Accrued Interest [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred		$ 25,018	7,747
Director [Member] | Principal Transferred to Newcan Funding Notes [Member] | Newcan Funding Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			410,000
Director [Member] | Interest Transferred to Newcan Funding Notes [Member] | Newcan Funding Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			4,046
Director [Member] | Principal Transferred to Newcan Funding Note 3 [Member] | Newcan Funding Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			120,000
Director [Member] | Interest Transferred to Newcan Funding Note 3 [Member] | Newcan Funding Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Transferred			$ 2,121
November 30, 2016 [Member] | Chief Executive Officer [Member] | Binder Funding Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate		6.00%
November 30, 2016 [Member] | Director [Member] | Koretsky Funding Notes [Member]
NOTES PAYABLE (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate		6.00%